SALE OF NON-MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
SALE OF NON-MARKETABLE SECURITIES
NOTE 15:-	SALE OF NON-MARKETABLE SECURITIES

In November 2021, the Company sold its equity investment in a privately held company with no readily determinable fair value which was accounted for under the measurement alternative pursuant to ASC 320, for $2,178. The Company recognized a profit in the amount of $2,012 in financial income, net.